Interest Rate Swaps (Details) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2020	Mar. 31, 2023	Dec. 31, 2022
Interest Rate Swaps
Term of the interest rate swap agreements	3 years
Average fixed-rate interest (as a percent)		0.32%
Notional amount		$ 223,700
Not designated as hedging instrument
Interest Rate Swaps
Current portion of derivative liabilities		1,768	$ 3,459
Cash flow hedge | Designated as hedging instrument
Interest Rate Swaps
Notional amount		69,500
Current portion of derivative liabilities		$ 745	$ 1,468